Financial risk management objectives and policies - Narrative (Details) $ in Millions			12 Months Ended
	Apr. 14, 2020 CAD ($)	Dec. 23, 2019 EUR (€)	Apr. 03, 2022 CAD ($)	Mar. 28, 2021 CAD ($)	Mar. 29, 2020 CAD ($)	Apr. 09, 2021	Apr. 08, 2021	Oct. 30, 2020 CAD ($)	Oct. 30, 2020 USD ($)	Oct. 07, 2020 USD ($)	Oct. 06, 2020 USD ($)
Disclosure of credit risk exposure [line items]
Current deposits from customers			$ 200,000	$ 1,600,000
Trade accounts receivable factored limit | €		€ 20,000,000
Exchange rate of cash received for trade accounts receivable		100.00%
Trade accounts receivable factor fee rate		1.15%
Proceeds from sale of trade accounts receivable			26,600,000	16,900,000
Trade accounts receivable factor fee expense (less than)			100,000	100,000
Trade accounts receivable derecognized but serviced			2,000,000	0
Credit risk | Third party
Disclosure of credit risk exposure [line items]
Accounts receivable insured under the agreement			8,100,000	5,700,000
Foreign exchange risk
Disclosure of credit risk exposure [line items]
Unrealized gains (losses) on foreign exchange contracts not treated as hedges			(4,700,000)	(6,400,000)	$ 3,200,000
Foreign exchange risk | Long-dated forward exchange contract | Cash flow hedges
Disclosure of credit risk exposure [line items]
Unrealized gains (losses) on foreign exchange contracts not treated as hedges			$ 4,600,000	21,700,000	$ (3,300,000)
Foreign currency risk | Forward contract | Fair value hedges
Disclosure of credit risk exposure [line items]
Hedging instrument, term								5 years	5 years
Notional amount of derivative								$ 368,500,000
Borrowings									$ 270.0
Maximum | Credit risk | Third party
Disclosure of credit risk exposure [line items]
Accounts receivable, insurance losses, coverage percentage			90.00%
Accounts receivable, insurance lossess, deductible amount			$ 30,000,000
Minimum | Credit risk | Third party
Disclosure of credit risk exposure [line items]
Accounts receivable, insurance lossess, deductible amount			100,000
Short-term borrowings [member]
Disclosure of credit risk exposure [line items]
Line of credit facility, maximum borrowing capacity	$ 10,000,000
Line of credit, annual percentage	1.20%
Line of credit, outstanding amount			5,400,000
Short-term borrowings [member] | Mainland China Facilities
Disclosure of credit risk exposure [line items]
Line of credit facility, maximum borrowing capacity			$ 9,300,000
Short-term borrowings [member] | Interest rate risk
Disclosure of credit risk exposure [line items]
Reasonably possible increase in average interest rate			1.00%
Increase in interest expense from change in average interest rate			$ 100,000	100,000
Term loan
Disclosure of credit risk exposure [line items]
Borrowings			$ 370,000,000	367,800,000						$ 300.0	$ 113.8
Borrowings, interest rate			4.51%
Term loan | LIBOR
Disclosure of credit risk exposure [line items]
Borrowings, interest rate							4.25%
Term loan | Interest rate risk
Disclosure of credit risk exposure [line items]
Reasonably possible increase in average interest rate			1.00%
Increase in interest expense from change in average interest rate			$ 3,700,000	$ 2,600,000
Term loan | Interest rate risk | Interest rate swap contract
Disclosure of credit risk exposure [line items]
Hedging instrument, term								5 years	5 years
Notional amount of derivative									$ 270.0
Term loan | Interest rate risk | Interest rate swap contract | LIBOR
Disclosure of credit risk exposure [line items]
Borrowings, interest rate								0.95%	0.95%
Term loan | Minimum | LIBOR
Disclosure of credit risk exposure [line items]
Borrowings, interest rate										0.75%
Term loan, repricing amendment | LIBOR
Disclosure of credit risk exposure [line items]
Borrowings, interest rate						3.50%
Term loan, repricing amendment | Interest rate risk | Interest rate swap contract | Fixed interest rate [member]
Disclosure of credit risk exposure [line items]
Borrowings, interest rate						4.45%